Share-Based Compensation - Compensation Expense for all Employee and Director Share-based Compensation Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	$ 104	$ 116
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	19	23
Performance share units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	65	83
Restricted share units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	18	14
Stock Appreciation Rights (SARs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	0	(4)
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	$ 2	$ 0